Provisions	12 Months Ended
Dec. 31, 2021
Provisions

20	Provisions

(a) Lawsuits and proceedings that resulted in provisions

(I) Statement of financial position details

The Company is party to a number of legal claims and administrative proceedings arising from the normal course of business, including civil, tax, labor and environmental matters. Management recognizes provisions in the financial statements consistently with the recognition and measurement criteria established in Note 3.15. The ultimate timing and amounts of the payments depends on the outcome of the court cases.

	December 31, 2021			December 31, 2020
	Provisions	Escrow deposits	Provisions net of deposits	Provisions	Escrow deposits	Provisions net of deposits
Customer claims (i)	168,258	(10,780)	157,478	160,705	(10,553)	150,152
Supplier claims (ii)	477,854	(123)	477,731	410,734	(358)	410,376
Other civil claims (iii)	95,601	(2,523)	93,078	86,083	(2,505)	83,578
Tax claims (iv)	57,509	(2,693)	54,816	59,678	(2,410)	57,268
Labor claims (v)	349,962	(15,864)	334,098	316,880	(15,503)	301,377
Environmental claims (vi)	331,326	(34)	331,292	249,582	(31)	249,551
Total	1,480,510	(32,017)	1,448,493	1,283,662	(31,360)	1,252,302

Current	809,821	—	809,821	760,209	—	760,209
Noncurrent	670,689	(32,017)	638,672	523,453	(31,360)	492,093

(II) Changes

	December 31, 2020	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2021
Customer claims (i)	160,705	32,996	29,685	(30,972)	(24,156)	168,258
Supplier claims (ii)	410,734	92,135	90,788	(71,238)	(44,565)	477,854
Other civil claims (iii)	86,083	15,477	12,850	(10,056)	(8,753)	95,601
Tax claims (iv)	59,678	8,630	8,054	(15,133)	(3,720)	57,509
Labor claims (v)	316,880	100,245	36,373	(66,220)	(37,316)	349,962
Environmental claims (vi)	249,582	40,477	50,957	(33)	(9,657)	331,326
Subtotal	1,283,662	289,960	228,707	(193,652)	(128,167)	1,480,510
Escrow deposits	(31,360)	(39,586)	(11,852)	48,805	1,976	(32,017)
Total	1,252,302	250,374	216,855	(144,847)	(126,191)	1,448,493

	December 31, 2019	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2020
Customer claims (i)	253,665	16,465	19,638	(78,640)	(50,423)	160,705
Supplier claims (ii)	153,654	149,566	201,259	(68,801)	(24,944)	410,734
Other civil claims (iii)	93,910	15,944	11,109	(23,009)	(11,871)	86,083
Tax claims (iv)	59,143	4,333	2,737	(1,875)	(4,660)	59,678
Labor claims (v)	325,129	61,782	35,541	(61,039)	(44,533)	316,880
Environmental claims (vi)	192,950	35,392	27,718	—	(6,478)	249,582
Subtotal	1,078,451	283,482	298,002	(233,364)	(142,909)	1,283,662
Escrow deposits	(42,643)	(12,907)	(2,225)	18,675	7,740	(31,360)
Total	1,035,808	270,575	295,777	(214,689)	(135,169)	1,252,302
	December 31, 2018	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2019
Customer claims (i)	290,649	57,314	53,929	(99,379)	(48,848)	253,665
Supplier claims (ii)	67,985	54,223	102,686	(42,948)	(28,292)	153,654
Other civil claims (iii)	98,302	28,888	18,713	(9,766)	(42,227)	93,910
Tax claims (iv)	63,335	11,821	2,918	(4,982)	(13,949)	59,143
Labor claims (v)	302,935	167,995	61,483	(112,084)	(95,200)	325,129
Environmental claims (vi)	170,419	42,198	24,358	(312)	(43,713)	192,950
Subtotal	993,625	362,439	264,087	(269,471)	(272,229)	1,078,451
Escrow deposits	(100,763)	(14,051)	(11,844)	19,191	64,824	(42,643)
Total	892,862	348,388	252,243	(250,280)	(207,405)	1,035,808

(b)       Lawsuits deemed as contingent liabilities

The Company is party to lawsuits and administrative proceedings relating to environmental, tax, civil and labor claims, which are assessed as contingent liabilities in the financial statements, since it either does not expect outflows to be required or the amount of the obligation cannot be reliably measured. Contingent liabilities, net of escrow deposits, are represented as follows:

	December 31, 2021	December 31, 2020
Customer claims (i)	173,875	110,508
Supplier claims (ii)	1,521,935	1,350,308
Other civil claims (iii)	852,735	758,800
Tax claims (iv)	1,548,781	1,253,636
Labor claims (v)	1,095,841	1,005,648
Environmental claims (vi)	3,201,716	5,981,837
Total	8,394,883	10,460,737

(c)       Explanation on the nature of main classes of lawsuits

(i)	Customer claims

Refer to actions by commercial customers, who claim that their tariffs should correspond to other consumer categories, actions in which customers claim a reduction in the sewage tariff due to losses in the system, consequently requesting the refund of amounts charged by the Company and actions in which customers plead the reduction in tariff under the category as “Social Welfare Entity”.

(ii)	Supplier claims

These lawsuits include lawsuits filed by some suppliers alleging underpayment of monetary restatements and the economic and financial imbalance of the agreements, and are in progress at different courts.

(iii)	Other civil claims

These mainly refer to indemnities for property damage, pain and suffering, and loss of profits allegedly caused to third parties, such as vehicle accidents, claims, challenges on the methodology to collect tariffs, among others, filed at different court levels.

(iv)	Tax claims

Tax claims refer mainly to issues related to tax collections and fines in general challenged due to disagreements regarding notification or differences in the interpretation of legislation by the Company's Management, that were accrued and others that were deemed as contingent liabilities.

The municipality of São Paulo, through law, revoked the services tax exemption which until then the company withheld and thereafter issued tax deficiency notices related to the sewage service and ancillary activities, in the updated amount of R$ 857,688 (R$ 731,809 as of December 31, 2020), which currently are subject-matter of three Tax Foreclosures. SABESP filed a writ of mandamus against this revocation, which was rejected. Writs of prevention and actions for annulment were also filed, aiming the suspension of enforceability of credits and the annulment of tax deficiency notices, as it understands that notwithstanding the exemption revocation, the sewage activities and ancillary activities are not included in the list of activities subject to taxation by municipality. The appellate decision was favorable to the Company. The Municipality’s special and extraordinary appeal is still pending. The Company deemed the proceeding as contingent liability.

(v)	Labor claims

The Company is a party to a number of labor lawsuits, involving issues such as overtime, shift schedule, health hazard premium and hazardous duty premium, prior notice, change of function, salary equalization, service outsourcing and other, which are at various court levels.

(vi)	Environmental claims

These refer to several administrative proceedings and lawsuits filed by government entities, including Companhia Ambiental do Estado de São Paulo – CESTESB and the Public Prosecution Office of the State of São Paulo, which aim at certain obligations to do and not to do, with the provision of fines for non-compliance, and imposition of compensation for environmental damages allegedly caused by the Company. The main objects in which the Company is involved are: a) blame SABESP for discharging or releasing sewage without proper treatment; b) invest in the water and sewage treatment system of the municipality, under penalty of paying a fine; c) pay compensation for environmental damages; amongst others.

The decrease in contingent liabilities was mainly due to reviews of lawsuit expectations, resulting from court decisions favorable to the Company.

(d)       Other concession-related legal proceedings

The Company is a party to concessions-related legal proceedings, in which it challenges compensatory issues for the resumption of sanitation services by some municipalities or by the right to continue operating said services.

The amount recorded as indemnities receivable in noncurrent assets, referring to municipalities of Cajobi, Macatuba, Álvares Florence, Embaúba, Araçoiaba da Serra and Itapira was R$ 27,539 as December 31, 2021 (R$ 27,539 as of December 31, 2020), with allowance for doubtful accounts in the full amount recorded. None of the above-mentioned municipalities are operated by the Company. When a municipality is awarded a final an unappealable favorable sentence, allowing it to repossess sanitation service assets and operations, the Brazilian legislation provides for the indemnity of the Company’s investments.

(e)       Environmental lawsuits with settlements

During 2021, the Company did not enter into a legal agreement with any municipality.

(f) Guarantee insurance for escrow deposit

On May 25, 2021, the Company executed an agreement effective for one year for the issue of policies under several types of guarantee insurance. The limit that can be used for guarantee insurance for escrow deposit is R$ 600 million. The guarantee insurance for escrow deposit is used in legal claims, where instead of immediately disbursing cash, the Company uses the guarantee provided by the insurance until the end of these proceedings, limited to up to five years. As of December 31, 2021, R$ 555 million was available for use.